Leases (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 23, 2022 HKD ($)	Mar. 23, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases
Term of lease	2 years	2 years
Term of renewable lease	2 years	2 years
Monthly rental payment	$ 15	$ 2	$ 178	$ 178	$ 178
Mortgage loans on real estate interest rate			5.63%
Operating lease expense	$ 15	$ 2	$ 178	$ 178	$ 178